CLEARBRIDGE INTERNATIONAL GROWTH FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	July 31, 2021

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.9%
COMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 1.6%
Cellnex Telecom SA	1,630,236	$106,232,653	(a)(b)

Entertainment - 1.7%
Nintendo Co. Ltd.	214,502	110,519,046	(b)

Interactive Media & Services - 0.7%
Tencent Holdings Ltd.	772,437	47,668,124	(b)

TOTAL COMMUNICATION SERVICES		264,419,823

CONSUMER DISCRETIONARY - 12.6%
Diversified Consumer Services - 0.3%
Arco Platform Ltd., Class A Shares	586,780	17,075,298	*

Hotels, Restaurants & Leisure - 1.4%
Compass Group PLC	4,355,950	92,025,279	*(b)

Internet & Direct Marketing Retail - 2.7%
Just Eat Takeaway.com NV	915,856	81,203,669	*(a)(b)
MercadoLibre Inc.	29,783	46,720,592	*
Ocado Group PLC	1,938,126	49,955,419	*(b)

Total Internet & Direct Marketing Retail		177,879,680

Specialty Retail - 1.5%
Industria de Diseno Textil SA	2,884,004	97,848,524	(b)

Textiles, Apparel & Luxury Goods - 6.7%
adidas AG	419,567	152,415,108	(b)
Burberry Group PLC	3,202,372	91,790,798	(b)
Dr. Martens PLC	5,362,470	32,287,524	*(b)
LVMH Moet Hennessy Louis Vuitton SE	207,865	166,345,807	(b)

Total Textiles, Apparel & Luxury Goods		442,839,237

TOTAL CONSUMER DISCRETIONARY		827,668,018

CONSUMER STAPLES - 10.5%
Beverages - 2.3%
Diageo PLC, ADR	763,950	151,422,529

Food Products - 4.2%
Nestle SA, ADR	1,771,963	224,437,720
Nestle SA, Registered Shares	417,750	52,934,585	(b)

Total Food Products		277,372,305

Personal Products - 4.0%
L’Oreal SA	382,113	175,032,949	(b)
Shiseido Co. Ltd.	1,291,751	86,143,651	(b)

Total Personal Products		261,176,600

TOTAL CONSUMER STAPLES		689,971,434

See Notes to Schedule of Investments.

ClearBridge International Growth Fund 2021 Quarterly Report	1

CLEARBRIDGE INTERNATIONAL GROWTH FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	SHARES	VALUE
ENERGY - 1.4%
Energy Equipment & Services - 1.4%
Schlumberger NV	3,195,453	$92,124,910

FINANCIALS - 11.4%
Banks - 3.9%
BNP Paribas SA	2,214,807	134,746,030	(b)
Intesa Sanpaolo SpA	22,404,320	61,871,557	(b)
KBC Group NV	786,955	63,226,195	(b)

Total Banks		259,843,782

Capital Markets - 4.5%
3i Group PLC	3,392,213	60,289,593	(b)
London Stock Exchange Group PLC	1,782,207	185,498,554	(b)
Vinci Partners Investments Ltd., Class A Shares	795,530	10,318,024	*
XP Inc., Class A Shares	937,237	38,482,951	*

Total Capital Markets		294,589,122

Insurance - 3.0%
AIA Group Ltd.	11,746,092	140,898,647	(b)
Ping An Insurance Group Co. of China Ltd., Class H Shares	6,646,829	58,343,706	(b)

Total Insurance		199,242,353

TOTAL FINANCIALS		753,675,257

HEALTH CARE - 11.5%
Biotechnology - 1.8%
Argenx SE, ADR	212,946	64,827,151	*
Zai Lab Ltd., ADR	354,746	51,299,819	*

Total Biotechnology		116,126,970

Health Care Equipment & Supplies - 4.3%
Alcon Inc.	1,845,730	134,378,154	(b)
Hoya Corp.	1,049,424	148,169,363	(b)

Total Health Care Equipment & Supplies		282,547,517

Life Sciences Tools & Services - 1.7%
ICON PLC	467,306	113,681,530	*

Pharmaceuticals - 3.7%
Novo Nordisk A/S, ADR	1,248,970	115,654,622
Roche Holding AG	332,614	128,622,605	(b)

Total Pharmaceuticals		244,277,227

TOTAL HEALTH CARE		756,633,244

INDUSTRIALS - 18.8%
Aerospace & Defense - 1.9%
Airbus SE	941,195	129,118,639	*(b)

See Notes to Schedule of Investments.

2	ClearBridge International Growth Fund 2021 Quarterly Report

CLEARBRIDGE INTERNATIONAL GROWTH FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	SHARES	VALUE
Air Freight & Logistics - 0.5%
InPost SA	1,874,820	$36,725,907	*(b)

Commercial Services & Supplies - 1.4%
Rentokil Initial PLC	11,752,066	92,569,999	(b)

Electrical Equipment - 0.9%
Nidec Corp.	528,682	59,403,640	(b)

Machinery - 5.1%
Atlas Copco AB, Class A Shares	2,040,970	138,162,062	(b)
FANUC Corp.	392,775	87,966,669	(b)
Sandvik AB	4,151,260	108,132,013	(b)

Total Machinery		334,260,744

Professional Services - 5.5%
Recruit Holdings Co., Ltd	2,889,328	149,418,385	(b)
Teleperformance	258,300	108,993,794	(b)
Thomson Reuters Corp.	962,209	101,958,985

Total Professional Services		360,371,164

Road & Rail - 2.0%
Canadian Pacific Railway Ltd.	1,791,050	132,993,645

Trading Companies & Distributors - 1.5%
Ashtead Group PLC	508,770	38,113,190	(b)
MonotaRO Co. Ltd.	2,559,703	59,017,251	(b)

Total Trading Companies & Distributors		97,130,441

TOTAL INDUSTRIALS		1,242,574,179

INFORMATION TECHNOLOGY - 22.1%
Electronic Equipment, Instruments & Components - 3.2%
Keyence Corp.	86,190	47,992,679	(b)
TE Connectivity Ltd.	1,094,950	161,472,276

Total Electronic Equipment, Instruments & Components		209,464,955

IT Services - 7.0%
Adyen NV	28,233	76,873,392	*(a)(b)
Amadeus IT Group SA	1,873,969	122,682,976	*(b)
Shopify Inc., Class A Shares	39,757	59,632,717	*
StoneCo Ltd., Class A Shares	1,661,084	97,738,183	*
Worldline SA	1,089,481	101,955,499	*(a)(b)

Total IT Services		458,882,767

Semiconductors & Semiconductor Equipment - 6.5%
ASML Holding NV	289,847	220,399,433	(b)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,254,453	146,319,398
Tokyo Electron Ltd.	154,304	63,575,584	(b)

Total Semiconductors & Semiconductor Equipment		430,294,415

See Notes to Schedule of Investments.

ClearBridge International Growth Fund 2021 Quarterly Report	3

CLEARBRIDGE INTERNATIONAL GROWTH FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY		SHARES	VALUE
Software - 5.0%
Atlassian Corp. PLC, Class A Shares		362,270	$117,781,222	*
Elastic NV		701,792	103,907,324	*
TeamViewer AG		2,156,516	72,593,298	*(a)(b)
Temenos AG, Registered Shares		209,644	33,323,019	(b)

Total Software			327,604,863

Technology Hardware, Storage & Peripherals - 0.4%
Samsung Electronics Co. Ltd.		412,800	28,228,954	(b)

TOTAL INFORMATION TECHNOLOGY			1,454,475,954

MATERIALS - 4.7%
Chemicals - 2.9%
Givaudan SA, Registered Shares		12,394	61,859,915	(b)
Linde PLC		433,531	132,825,573	(b)

Total Chemicals			194,685,488

Construction Materials - 1.8%
CRH PLC		2,356,710	117,451,103	(b)

TOTAL MATERIALS			312,136,591

UTILITIES - 1.9%
Electric Utilities - 1.9%
EDP - Energias de Portugal SA		24,233,698	125,953,056	(b)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $5,142,174,996)			6,519,632,466

	RATE
SHORT-TERM INVESTMENTS - 1.0%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.006%	51,897,061	51,897,061
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	0.010%	12,974,265	12,974,265	(c)

TOTAL SHORT-TERM INVESTMENTS (Cost - $64,871,326)			64,871,326

TOTAL INVESTMENTS - 99.9% (Cost - $5,207,046,322)			6,584,503,792
Other Assets in Excess of Liabilities - 0.1%			9,528,999

TOTAL NET ASSETS - 100.0%			$6,594,032,791

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(c)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2021, the total market value of investments in Affiliated Companies was $12,974,265 and the cost was $12,974,265 (Note 2).

See Notes to Schedule of Investments.

4	ClearBridge International Growth Fund 2021 Quarterly Report

CLEARBRIDGE INTERNATIONAL GROWTH FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2021

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

ClearBridge International Growth Fund 2021 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge International Growth Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities.

Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

6

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

7

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$63,795,890	$763,872,128	—	$827,668,018
Consumer Staples	375,860,249	314,111,185	—	689,971,434
Energy	92,124,910	—	—	92,124,910
Financials	48,800,975	704,874,282	—	753,675,257
Health Care	345,463,122	411,170,122	—	756,633,244
Industrials	234,952,630	1,007,621,549	—	1,242,574,179
Information Technology	686,851,120	767,624,834	—	1,454,475,954
Other Common Stocks	—	702,509,470	—	702,509,470
Total Long-Term Investments	1,847,848,896	4,671,783,570	—	6,519,632,466
Short-Term Investments†	64,871,326	—	—	64,871,326

Total Investments	$1,912,720,222	$4,671,783,570	—	$6,584,503,792

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2021. The following transactions were effected in such company for the period ended July 31, 2021.

	Affiliate Value at October 31, 2020	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2021
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$9,735,780	$248,926,669	248,926,669	$245,688,184	245,688,184	—	$1,086	—	$12,974,265

8